EQUITY (Details 1) (Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	26,782,719	17,494,470
Weighted average remaining contractual life (in years)	4 years 11 months 9 days
Exercisable Number	15,181,974
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
0.096 - 0.376
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	2,064,619
Weighted average remaining contractual life (in years)	2 years 2 months 12 days
Exercisable Number	1,959,619
Weighted average remaining contractual life (in years)	2 years 18 days
0.096 - 0.376 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	0.096
0.096 - 0.376 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	0.376
0.554 - 0.776
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	558,620
Weighted average remaining contractual life (in years)	2 years
Exercisable Number	558,620
Weighted average remaining contractual life (in years)	2 years
0.554 - 0.776 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	0.554
0.554 - 0.776 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	0.776
1.13 - 2.991
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	2,270,460
Weighted average remaining contractual life (in years)	1 year 11 months 16 days
Exercisable Number	2,270,460
Weighted average remaining contractual life (in years)	1 year 11 months 16 days
1.13 - 2.991 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	1.13
1.13 - 2.991 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	2.991
3.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	3.7
Outstanding Number	7,480,320
Weighted average remaining contractual life (in years)	4 years 7 months 6 days
Exercisable Number	6,305,750
Weighted average remaining contractual life (in years)	4 years 8 months 5 days
6.98 - 7.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	13,783,600
Weighted average remaining contractual life (in years)	6 years 26 days
Exercisable Number	4,087,525
Weighted average remaining contractual life (in years)	6 years 11 days
6.98 - 7.1 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	6.98
6.98 - 7.1 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	7.1
25 - 36.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	625,100
Weighted average remaining contractual life (in years)	6 years 6 months 29 days
25 - 36.83 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	25
25 - 36.83 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	36.83